Davidson Multi-Cap Equity Fund
Schedule of Investments
September 30, 2022 (Unaudited)

Shares	COMMON STOCKS - 94.56%	Value
	Aerospace & Defense - 1.94%
23,551	Raytheon Technologies Corp.	$1,927,885

	Air Freight & Logistics - 1.56%
10,426	Fedex Corp.	1,547,948

	Auto Components - 1.81%
22,952	Aptiv PLC - (a)(b)	1,795,076

	Banks - 5.87%
44,169	Citigroup, Inc.	1,840,522
103,545	First Foundation, Inc.	1,878,306
16,150	First Republic Bank	2,108,383
		5,827,211
	Beverages - 1.91%
11,613	PepsiCo, Inc.	1,895,938

	Biotechnology - 3.88%
26,461	Horizon Therapeutics PLC (a)(b)	1,637,671
7,639	Vertex Pharmaceuticals, Inc. (a)	2,211,796
		3,849,467
	Capital Markets - 2.46%
8,333	Goldman Sachs Group, Inc.	2,441,986

	Chemicals - 3.06%
26,458	Corteva, Inc.	1,512,075
25,317	HB Fuller Co.	1,521,552
		3,033,627
	Communications Equipment - 2.18%
19,130	Arista Networks, Inc. (a)	2,159,586

	Electric Utilities - 1.78%
47,149	Exelon Corp.	1,766,202

	Electrical Equipment - 2.41%
17,926	Eaton Corp. PLC (b)	2,390,611

	Entertainment - 4.08%
16,399	Electronic Arts, Inc.	1,897,528
9,141	Netflix, Inc. (a)	2,152,157
		4,049,685
	Food & Staples Retailing - 4.41%
75,082	Sprouts Farmers Market, Inc. (a)	2,083,525
17,641	Walmart, Inc.	2,288,038
		4,371,563
	Health Care Equipment & Supplies - 4.92%
7,371	Align Technology, Inc. (a)	1,526,608
8,393	Becton, Dickinson & Co.	1,870,212
18,436	Medtronic PLC (b)	1,488,707
		4,885,527
	Health Care Providers & Services - 4.25%
9,855	Cigna Corp.	2,734,467
7,239	Laboratory Corp. of America Holdings	1,482,620
		4,217,087
	Hotels, Restaurants & Leisure - 2.23%
26,313	Starbucks Corp.	2,217,133

	Industrial Conglomerates - 1.61%
9,587	Honeywell International, Inc.	1,600,741

	Insurance - 2.00%
17,106	Progressive Corp.	1,987,888

	Interactive Media & Services - 3.60%
37,192	Alphabet, Inc. - Class C (a)(c)	3,576,011

	Internet & Direct Marketing Retail - 4.71%
32,616	Amazon.com, Inc. (a)	3,685,608
26,934	eBay, Inc.	991,441
		4,677,049
	IT Services - 3.41%
20,033	Fidelity National Information Services, Inc.	1,513,894
10,546	Visa, Inc. - Class A	1,873,497
		3,387,391
	Machinery - 1.92%
29,848	Otis Worldwide Corp.	1,904,302

	Multi-Utilities - 1.55%
10,262	Sempra Energy	1,538,684

	Oil, Gas & Consumable Fuels - 4.13%
16,757	Chevron Corp.	2,407,478
15,083	EOG Resources, Inc.	1,685,224
		4,092,702
	Pharmaceuticals - 2.14%
29,837	Bristol-Myers Squibb Co.	2,121,112

	Semiconductors & Semiconductor Equipment - 1.38%
11,119	Silicon Laboratories, Inc. (a)	1,372,529

	Software - 11.18%
36,373	Fortinet, Inc. (a)	1,787,006
5,365	Intuit, Inc.	2,077,972
15,709	Microsoft Corp.	3,658,626
13,837	Salesforce, Inc. (a)	1,990,314
21,045	Splunk, Inc. (a)	1,582,584
		11,096,502
	Technology Hardware, Storage & Peripherals - 4.33%
31,115	Apple, Inc.	4,300,093

	Textiles, Apparel & Luxury Goods - 1.77%
61,975	Gildan Activewear, Inc. (b)	1,752,033

	Wireless Telecommunication Services - 2.05%
15,145	T-Mobile US, Inc. (a)	2,032,005

	TOTAL COMMON STOCKS (Cost $66,595,009)	93,815,574

	REITs - 3.08%
11,284	Camden Property Trust	1,347,874
42,524	CubeSmart	1,703,512
	TOTAL REITS (Cost $1,921,253)	3,051,386

	MONEY MARKET FUND - 2.44%
2,421,557	First American Government Obligations Fund - Class X, 2.78% (d)	2,421,557
	TOTAL MONEY MARKET FUND (Cost $2,421,557)	2,421,557

	Total Investments in Securities (Cost $70,937,819) - 100.08%	99,288,517
	Liabilities in Excess of Other Assets - (0.08)%	(79,098)
	NET ASSETS - 100.00%	$99,209,419

PLC	Public Limited Company
REIT	Real Estate Investment Trust
(a)	Non-income producing security.
(b)	U.S. traded security of a foreign issuer.
(c)	Non-voting shares.
(d)	Rate shown is the 7-day annualized yield as of September 30, 2022.

Davidson Multi-Cap Equity Fund
Summary of Fair Value Disclosure at September 30, 2022 (Unaudited)

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis. Accounting principles generally accepted in the United States of America (“U.S. GAAP”) establish a hierarchy that prioritizes inputs to valuation methods.  The three levels of inputs are:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund’s investments as of September 30, 2022:

Davidson Multi-Cap Equity Fund	Level 1	Level 2	Level 3	Total

Common Stocks
Communication Services	$9,657,701	$-	$-	$9,657,701
Consumer Discretionary	10,441,291	-	-	10,441,291
Consumer Staples	6,267,502	-	-	6,267,502
Energy	4,092,702	-	-	4,092,702
Financials	10,257,085	-	-	10,257,085
Health Care	15,073,193	-	-	15,073,193
Industrials	9,371,488	-	-	9,371,488
Information Technology	22,316,100	-	-	22,316,100
Materials	3,033,626	-	-	3,033,626
Utilities	3,304,886	-	-	3,304,886
Total Common Stocks	93,815,574	-	-	93,815,574
REITs	3,051,386	-	-	3,051,386
Money Market Fund	2,421,557	-	-	2,421,557
Total Investments in Securities	$99,288,517	$-	$-	$99,288,517

Refer to the Fund’s schedule of investments for a detailed break-out of common stocks by industry classification.